Equity-accounted investees (Associate statement of earnings) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 3,481,933	$ 3,135,772
Cost of products and services sold	(2,218,566)	(2,072,488)
Depreciation and amortization	(293,094)	(280,702)
Finance income	23,172	21,228
Finance costs	(115,175)	(147,171)
Income tax expense (recovery)	(187,719)	(84,874)
Net earnings	589,542	171,842
Other comprehensive income	50,462	151,485
Total comprehensive income (loss)	640,004	323,327
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	891,786	934,759
Cost of products and services sold	(204,998)	(147,103)
Depreciation and amortization	(56,909)	(57,739)
Finance income	5,482	3,010
Finance costs	(520)	(704)
Other expense	(52,355)	(13,453)
Income tax expense (recovery)	(116,555)	(143,974)
Net earnings	465,931	574,796
Other comprehensive income	0	0
Total comprehensive income (loss)	465,931	574,796
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	7,056,393	5,902,993
Cost of products and services sold	(4,640,948)	(4,235,079)
Depreciation and amortization	(782,112)	(728,294)
Marketing, administrative and general expenses	(848,993)	(821,322)
Finance income	5,147	8,941
Finance costs	(434,797)	(459,567)
Other expense	(244,972)	(238,158)
Income tax expense (recovery)	7,678	124,717
Net earnings	117,396	(445,769)
Other comprehensive income	249,464	42,506
Total comprehensive income (loss)	$ 366,860	$ (403,263)